RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details Narrative)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Loss of issuance					$ 212,458
Stockbased compensation expense affiliate			$ 217,290	$ 75,677	89,321	38,400
Other Nonoperating Income						$ 300,000
Weighted average number of Common shares out-standing, basic and diluted | shares					2,427,075	251,473
Adjustment of Warrants Granted for Services						$ 4,773
Offset against liabilities					$ 1,744
Accruals for legal services					5,262	4,429
Loss of issuance		$ 120,772		$ 212,458
Revision of Prior Period, Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Loss of issuance					212,458
Stockbased compensation expense affiliate					19,935
Other Nonoperating Income						$ 300,000
Weighted average number of Common shares out-standing, basic and diluted | shares					251,473	2,427,075
Revision of Prior Period, Error Correction, Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of shares issued | shares					1,000,000	93,750
Revision of Prior Period, Error Correction, Adjustment [Member] | Private Placement [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of shares issued | shares						30,000
Measurement Input, Price Volatility [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity securities, measurement input	0.25		0.25
Minimum [Member] | Measurement Input, Price Volatility [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity securities, measurement input	0.20		0.20
Maximum [Member] | Measurement Input, Price Volatility [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity securities, measurement input	0.30		0.30